Independent Operator Notes and Receivables	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018
Text Block [Abstract]
Independent Operator Notes and Receivables

2. INDEPENDENT OPERATOR NOTES AND RECEIVABLES

The amounts included in independent operator notes and accounts receivable consist primarily of funds we loaned to independent operators, net of estimated uncollectible amounts.

Independent operator notes are payable on demand and, where applicable, typically bear interest at a rate of 9.95%. Independent operator notes and receivables are also subjected to estimations of collectability based on an evaluation of overall credit quality, the estimated value of the underlying collateral and historical collections experience, including the fact that, typically, independent operators pay third-party operations-related payables prior to paying down their note with us. While estimates are required in making this determination, we believe the independent operator notes and receivables balances, net of allowances, represent what we expect to collect from independent operators.

Amounts due from independent operators and the related allowances and accruals for estimated losses as of December 29, 2018 and June 29, 2019 consisted of the following (in thousands):

		Allowance
	Gross	Current portion	Long-term portion	Net	Current portion	Long-term portion
December 29, 2018
Independent operator notes	$23,450	$(577)	$(7,926)	$14,947	$1,301	$13,646
Independent operator receivables	4,319	(564)	—	3,755	3,755	—

Total	$27,769	$(1,141)	$(7,926)	$18,702	$5,056	$13,646

		Allowance
	Gross	Current portion	Long-term portion	Net	Current portion	Long-term portion
June 29, 2019
Independent operator notes	$27,246	$(704)	$(9,356)	$17,186	$1,515	$15,671
Independent operator receivables	5,877	(596)	—	5,281	5,281	—

Total	$33,123	$(1,300)	$(9,356)	$22,467	$6,796	$15,671

2. Independent Operator Notes and Receivables

The amounts included in independent operator notes and accounts receivable consist primarily of funds loaned to independent operators by the Company, net of amounts that are estimated to be uncollectible.

Independent operator notes are payable on demand and, where applicable, typically bear interest at a rate of 9.95%. Independent operator notes and receivables are also subjected to estimations of collectability based on an evaluation of overall credit quality, the estimated value of the underlying collateral and historical collections experience, including the fact that, typically, independent operators pay third-party operations-related payables prior to paying down their note with the Company. While estimates are required in making this determination, the Company believes that the independent operator notes and receivables balances, net of allowances, represent what the Company expects to collect from independent operators.

Amounts due from independent operators and the related allowances and accruals for estimated losses (in thousands) as of December 30, 2017 consist of the following:

		Allowance
	Gross	Current portion	Long-term portion	Net	Current portion	Long-term portion
Independent operator notes	$16,502	$(992)	$(6,982)	$8,527	$1,039	$7,489
Independent operator receivables	4,513	(1,057)	—	3,457	3,456	—

	$21,015	$(2,049)	$(6,982)	$11,984	$4,495	$7,489

Amounts due from independent operators and the related allowances and accruals for estimated losses (in thousands) as of December 29, 2018 consist of the following:

		Allowance
	Gross	Current portion	Long-term portion	Net	Current portion	Long-term portion
Independent operator notes	$23,450	$(577)	$(7,926)	$14,947	$1,301	$13,646
Independent operator receivables	4,319	(564)	—	3,755	3,755	—

	$27,769	$(1,141)	$(7,926)	$18,702	$5,056	$13,646

A summary of activity (in thousands) in the Company’s independent operator notes and receivables allowance is as follows:

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Balance at beginning of year	$1,909	$6,046	$9,031

Provision for independent operator notes and receivables	4,284	3,259	1,029
Write-off of provision for notes and receivables	(147)	(274)	(993)

Balance at end of year	$6,046	$9,031	$9,067